Related Parties and Related Commitments and Contingencies - Additional Information (Details) - USD ($)	1 Months Ended	6 Months Ended		12 Months Ended
	Feb. 28, 2022	Dec. 27, 2024	Dec. 29, 2023	Jun. 28, 2024	Jun. 30, 2023	Jul. 01, 2022
Related Party Transaction [Line Items]
Payments for building depreciation				$ 290,000,000
Property, Plant and Equipment, Net		$ 579,000,000		791,000,000
The Flash Business of Western Digital Corporation [Member]
Related Party Transaction [Line Items]
Costs incurred associated with reduction in utilization	$ 207,000,000			36,000,000
Property, Plant and Equipment, Net				791,000,000	$ 933,000,000
Flash Ventures | The Flash Business of Western Digital Corporation [Member]
Related Party Transaction [Line Items]
Property, Plant and Equipment, Net				$ 162,000,000
Ownership percentage				49.90%
Kioxia [Member] | The Flash Business of Western Digital Corporation [Member]
Related Party Transaction [Line Items]
Ownership percentage				50.10%
Related Party
Related Party Transaction [Line Items]
Accounts payable		$ 369,000,000		$ 313,000,000
Investment funding commitments, percentage		50.00%
Manufacturing capacity percent operating		100.00%
Costs incurred associated with reduction in utilization		$ 0	$ 249,000,000
Related Party | The Flash Business of Western Digital Corporation [Member]
Related Party Transaction [Line Items]
Accounts payable				$ 313,000,000	292,000,000
Investment funding commitments, percentage				50.00%
Manufacturing capacity percent operating				100.00%
Costs incurred associated with reduction in utilization				$ 249,000,000	286,000,000
Related Party | Flash Ventures
Related Party Transaction [Line Items]
Payments for equity method investments		2,000,000,000	$ 1,800,000,000
Accounts payable		252,000,000		313,000,000
Related Party | Flash Ventures | The Flash Business of Western Digital Corporation [Member]
Related Party Transaction [Line Items]
Payments for equity method investments				3,350,000,000	4,200,000,000	$ 4,700,000,000
Accounts payable				313,000,000	$ 292,000,000
Related Party | K1, K2, And Y7 Facilities | Future Building Depreciation Payments
Related Party Transaction [Line Items]
Other commitment		944,000,000
Related Party | K1, K2, And Y7 Facilities | Future Building Depreciation Payments | The Flash Business of Western Digital Corporation [Member]
Related Party Transaction [Line Items]
Other commitment				74,000,000
Related Party | K1, K2, And Y7 Facilities | Future Building Depreciation Payments | Other current assets
Related Party Transaction [Line Items]
Other commitment		124,000,000
Related Party | K1, K2, And Y7 Facilities | Future Building Depreciation Payments | Other noncurrent assets
Related Party Transaction [Line Items]
Other commitment		$ 840,000,000
Related Party | K1, K2, And Y7 Facilities | Future Building Depreciation Payments | Other noncurrent assets | The Flash Business of Western Digital Corporation [Member]
Related Party Transaction [Line Items]
Other commitment				523,000,000
Related Party | Flash Ventures | Future Building Depreciation Payments
Related Party Transaction [Line Items]
Other Commitment, Exchange Rate		157.86
Other commitment		$ 303,000,000
To be paid remainder of fiscal year		60,000,000
To be paid year one		30,000,000
To be paid year two		111,000,000
To be paid year three		89,000,000
To be paid year four		13,000,000
Payments for building depreciation		$ 107,000,000
Related Party | Flash Ventures | Future Building Depreciation Payments | The Flash Business of Western Digital Corporation [Member]
Related Party Transaction [Line Items]
Other commitment				610,000,000
To be paid remainder of fiscal year				372,000,000
To be paid year one				29,000,000
To be paid year two				109,000,000
To be paid year three				87,000,000
To be paid year four				$ 13,000,000
Related Party | Western Digital Corp | Minimum
Related Party Transaction [Line Items]
Investment funding commitments, percentage		49.90%
Related Party | Western Digital Corp | Minimum | The Flash Business of Western Digital Corporation [Member]
Related Party Transaction [Line Items]
Investment funding commitments, percentage				49.90%
Related Party | Western Digital Corp | Maximum
Related Party Transaction [Line Items]
Investment funding commitments, percentage		50.00%
Related Party | Western Digital Corp | Maximum | The Flash Business of Western Digital Corporation [Member]
Related Party Transaction [Line Items]
Investment funding commitments, percentage				50.00%